Financial Instruments - Schedule of Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities [Line Items]
Weighted average interest rate, Account and other payables
Account and other payables	$ 31,985,951	$ 27,403,211
Weighted average interest rate, Lease liabilities	6.04%	5.89%
Lease liabilities	$ 941,964	$ 735,550
Total	32,927,915	28,438,761
Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Account and other payables	31,985,951	27,403,211
Lease liabilities	735,426	469,930
Total	32,721,377	27,873,141
1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Account and other payables
Lease liabilities	252,658	304,338
Total	252,658	304,338
Undiscounted cash flow [Member]
Schedule of Financial Liabilities [Line Items]
Account and other payables	31,985,951	27,403,211
Lease liabilities	988,084	774,268
Total	$ 32,974,035	$ 28,177,479